UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03870
Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2009
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2009 (unaudited)

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE	VALUE

		U.S. Government Agencies & Obligations (39.6%)
		Diversified Banking Institution — FDIC Guaranteed (8.2%)
$72,650		GMAC, Inc.	2.20%	12/19/12	$73,482,278
43,600		JPMorgan Chase & Co.	2.125	12/26/12	44,217,856

					117,700,134

		Diversified Financial Service — FDIC Guaranteed (5.0%)
		General Electric Capital Corp.
26,000			2.125	12/21/12	26,256,464
44,300			2.625	12/28/12	45,422,695

					71,679,159

		U.S. Government Agencies (4.9%)
10,760		Federal Home Loan Bank	5.00	11/17/17	11,774,302
		Federal Home Loan Mortgage Corp.
3,864			4.875	06/13/18	4,219,898
2,750			5.00	04/18/17	3,042,771
37,000		Federal National Mortgage Assoc.	5.00	05/11/17	40,958,186
		Tennessee Valley Authority
1,435			5.25	09/15/39	1,519,951
2,235			7.125	05/01/30	2,870,752
		U.S. Department of Housing and Urban Development
2,789			6.06	08/01/10	2,842,465
3,100			6.16	08/01/11	3,162,356

					70,390,681

		U.S. Government Obligations (21.5%)
		U.S. Treasury Bond
2,895			4.25	05/15/39	2,995,873
19,295			4.375	02/15/38	20,332,126
31,745			6.125	11/15/27	40,326,086
102,500			6.625	02/15/27	135,940,625
10,000			7.50	11/15/16	12,894,540
39,000		U.S. Treasury Note	3.75	11/15/18	40,368,081
		U.S. Treasury Strip
27,300			0.00	11/15/19	18,742,951
20,250			0.00	08/15/20	13,324,520
38,660			0.00	11/15/21	23,704,650

					308,629,452

		Total U.S. Government Agencies & Obligations (Cost $548,412,446)			568,399,426

		Mortgage-Backed Securities (52.1%)
		Federal Home Loan Mortgage Corp. (0.0%)
(a	)		10.00	11/01/18—01/01/19	52

		Federal Home Loan Mortgage Corp. Gold (5.4%)
2,150			4.50	(b)	2,175,531
15,725			4.50	09/01/39	15,934,665
33,039			5.00	10/01/35—08/01/39	34,251,327
6,677			5.50	05/01/38	6,999,671
13,542			6.00	08/01/38	14,327,522
293			6.50	03/01/29—02/01/33	314,959
1,600			7.50	05/01/35	1,797,054
875			8.00	08/01/32	994,406
900			8.50	08/01/31	1,034,670

					77,829,805

		Federal National Mortgage Assoc. (37.8%)
14,900			4.50	(b)	15,430,813
34,852			4.50	08/01/39	35,359,891
41,225			5.00	(b)	42,584,147
54,615			5.00	05/01/35—04/01/39	56,567,808
199,401			5.50	03/01/35—07/01/39	209,266,004
45,400			6.00	(b)	47,904,082
90,773			6.00	01/01/37—11/01/38	96,018,892
28,850			6.50	(b)	30,837,938
809			6.50	06/01/29—02/01/33	873,989

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$5		7.00%		05/01/31	$5,759
2,650		7.50		08/01/37	2,981,973
2,025		8.00		04/01/33	2,308,974
1,850		8.50		10/01/32	2,149,178

					542,289,448

	Government National Mortgage Assoc. (8.3%)
7,988		6.00		03/15/26–08/15/29	8,527,686
16,405		6.50		03/15/14–07/15/31	17,589,827
34,811		7.00		04/15/17–04/15/26	38,354,412
18,830		7.50		11/15/32	21,125,861
4,876		8.00		06/15/16–09/15/31	5,508,886
9,500		8.50		07/15/30	10,937,130
6,187		9.00		11/15/15–02/15/25	6,856,922
4,013		9.50		02/15/16–12/15/20	4,483,219
5,124		10.00		11/15/09–11/15/20	5,711,119

					119,095,062

	Government National Mortgage Assoc. II (0.6%)
4,761		6.00		09/20/34	5,075,224
2,066		6.50		01/20/24–05/20/29	2,217,119
582		7.00		03/20/26–07/20/29	637,476

					7,929,819

	Government National Mortgage Assoc. GPM (0.0%)
189		12.25		09/15/13–07/15/15	216,684

	Total Mortgage-Backed Securities (Cost $732,236,272)				747,360,870

	Foreign Government Obligations (3.2%)
29,130	Egypt Government AID Bonds (Egypt)	4.45		09/15/15	31,029,596
14,175	Israel Government AID Bond (Israel)	5.50		09/18/23	15,425,703

	Total Foreign Government Obligations (Cost $44,158,565)				46,455,299

	Asset-Backed Securities (3.0%)
1,050	BMW Vehicle Lease Trust 2009-1 A1	0.792		06/15/10	1,050,258
13,800	Discover Card Master Trust 2009-A1 A1	1.543	(c)	12/15/14	13,865,928
14,500	Ford Credit Auto Owner Trust 2009-D A3	2.17		10/15/13	14,625,696
3,209	John Deere Owner Trust 2009-A A1	1.132		07/02/10	3,216,200
2,894	Nissan Auto Lease Trust 2009-A A1	1.043		06/15/10	2,899,263
7,000	Nissan Auto Lease Trust 2009-B A3	2.07		01/15/15	7,020,601

	Total Asset-Backed Securities (Cost $42,466,133)				42,677,946

	Collateralized Mortgage Obligations (0.0%)
	U.S. Government Agencies
135	Federal National Mortgage Assoc. Whole Loan 2004-W1 1A4	5.50		11/25/43	142,515
172	Government National Mortgage Assoc. 2002-55 PD (PAC)	6.00		09/20/31	171,796

	Total Collateralized Mortgage Obligations (Cost $307,916)				314,311

	Municipal Bonds (1.9%)
	Missouri (0.9%)
11,485	Missouri Highway & Transportation Commission	5.445		05/01/33	11,896,163

	Texas (1.0%)
13,625	State of Texas	5.517		04/01/39	14,508,581

	Total Municipal Bonds (Cost $25,210,593)				26,404,744

	Short-Term Investments (14.7%)
	U.S. Government Agencies & Obligations (13.4%)
192,098	U.S. Treasury Bills (Cost $192,065,247)(d)(e)	0.07-0.27		10/08/09–12/17/09	192,065,247

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2009 (unaudited) continued

NUMBER OF
SHARES (000)

	Investment Company (1.3%)
19,054	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $19,053,887)(f)(g)		$19,053,887

	Total Short-Term Investments (Cost $211,119,134)		211,119,134

	Total Investments (Cost $1,603,911,059) (h)(i)	114.5%	1,642,731,730
	Liabilities in Excess of Other Assets	(14.5)	(207,882,099)

	Net Assets	100.0%	$1,434,849,631

FDIC	Federal Deposit Insurance Corporation.

MTN	Medium Term Note.

PAC	Planned Amortization Class.

(a)	Par less than 1,000.

(b)	Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(c)	Floating rate security, rate shown is the rate in effect at September 30, 2009.

(d)	A portion of this security has been physically segregated in connection with open futures contracts.

(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(f)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

(g)	May include cash designated as collateral in connection with open swap contracts.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(i)	Securities have been designated as collateral in connection with securities on forward commitment basis, open futures and swap contracts.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2009 (unaudited) continued
Futures Contracts Open at September 30, 2009:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

204	Long	90 Day Euro$, March 2011	$49,929,000	$694
204	Long	90 Day Euro$, June 2011	49,765,800	138,037
204	Long	90 Day Euro$, September 2011	49,620,450	135,599
204	Long	90 Day Euro$, December 2011	49,480,200	139,614
319	Short	U.S. Treasury Notes 10 Year, December 2009	(37,746,673)	(289,670)
427	Short	U.S. Treasury Notes 5 Year, December 2009	(49,572,031)	(277,998)
244	Short	U.S. Treasury Notes 2 Year, December 2009	(52,940,377)	(303,564)
637	Short	U.S. Treasury Bonds 30 Year, December 2009	(77,315,875)	(1,700,453)

		Net Unrealized Depreciation		$(2,157,741)

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2009 (unaudited) continued
Interest Rate Swap Contracts Open at September 30, 2009:

	NOTIONAL	PAYMENTS	PAYMENTS		UNREALIZED
	AMOUNT	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	(000’s)	BY FUND	BY FUND	DATE	(DEPRECIATION)

Bank of America, N.A.***	$49,485	Fixed Rate 5.12%	Floating Rate 0.00#%	June 01, 2019	$1,372,219
Barclays Bank***	31,563	Fixed Rate 4.64	Floating Rate 0.00#	May 27, 2019	278,701
Deutsche Bank AG Frankfurt***	293,667	Fixed Rate 4.40	Floating Rate 0.00#	October 01, 2016	—
UBS AG***	92,149	Fixed Rate 4.66	Floating Rate 0.00#	May 27, 2019	886,473
UBS AG***	55,310	Fixed Rate 5.325	Floating Rate 0.00#	August 12, 2019	1,933,638
Barclays Bank	34,630	Fixed Rate 0.00^	Floating Rate 0.816#	November 15, 2019	(1,063,764)
Deutsche Bank AG Frankfurt	42,000	Fixed Rate 0.00^	Floating Rate 0.816#	November 15, 2021	(1,387,952)
Bank of America, N.A.	11,426	Floating Rate 0.361#	Fixed Rate 4.325	June 01, 2039	(801,991)
Barclays Bank	7,239	Floating Rate 0.38#	Fixed Rate 4.04	May 27, 2039	(141,884)
Barclays Bank	34,630	Floating Rate 4.141#	Fixed Rate 0.00^^	November 15, 2019	(2,572,064)
Deutsche Bank AG Frankfurt***	157,992	Floating Rate 0.00#	Fixed Rate 4.41	October 03, 2018	162,732
Deutsche Bank AG Frankfurt	42,000	Floating Rate 4.117#	Fixed Rate 0.00^^	November 15, 2021	(2,384,783)
Deutsche Bank AG Frankfurt	5,230	Floating Rate 0.445#	Fixed Rate 0.00^^	November 15, 2021	152,338
JPMorgan Chase Bank N.A. New York	27,300	Floating Rate 4.314#	Fixed Rate 0.00^^	November 15, 2019	(1,809,295)
JPMorgan Chase Bank N.A. New York	20,250	Floating Rate 4.469#	Fixed Rate 0.00^^	August 15, 2020	(1,748,805)
JPMorgan Chase Bank N.A. New York	33,430	Floating Rate 4.141#	Fixed Rate 0.00^^	November 15, 2021	(2,297,888)
UBS AG	21,326	Floating Rate 0.38#	Fixed Rate 4.04	May 27, 2039	(417,990)
UBS AG	13,070	Floating Rate 0.459#	Fixed Rate 4.578	August 12, 2039	(1,504,618)

		Net Unrealized Depreciation			$(11,344,933)

***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

#	Floating rate based on USD-3 months LIBOR.

^	Fund will receive payment of $9,509,398 and $14,025,363 respectively, on termination date.

^^	Fund will make payment of $13,429,167, $18,113,896, $1,764,126, $10,377,262, $8,561,741 and $14,817,431 respectively, on termination date.

MS US Government Securities Trust
Fair Valuation Measurements
09/30/2009
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Long-Term Investments
US Government Agencies & Obligations	$568,399,426	—	$568,399,426	—
Mortgage-Backed Securities — US Government Agencies	747,360,870		747,360,870
Asset-Backed Securities	42,677,946	—	42,677,946	—
Collateralized Mortgage Obligations — US Gov Agencies	314,311	—	314,311	—
Foreign Government Obligations	46,455,299	—	46,455,299	—
Municipal Bonds	26,404,744	—	26,404,744	—

Total Long-Term Investments	1,431,612,596	—	1,431,612,596	—

Short-Term Investments
US Government Agencies & Obligations	192,065,247	—	192,065,247	—
Investment Company	19,053,887	$19,053,887	—	—

Total Short-Term Investments	211,119,134	19,053,887	192,065,247	—

Futures	413,944	413,944	—	—
Interest Rate Swaps	4,786,101	—	4,786,101	—

Total Assets	$1,647,931,775	$19,467,831	$192,065,247	—

Liabilities:
Futures	($2,571,685)	($2,571,685)	—	—
Interest Rate Swaps	(16,131,034)	—	($16,131,034)	—

Total Liabilities	($18,702,719)	($2,571,685)	($16,131,034)	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Beginning Balance	$152,903
Net purchases (sales)	(270,767)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	(390)
Realized gains (losses)	118,254

Ending Balance	$0

Net change in unrealized appreciation/ depreciation from investments still held as of September 30, 2009	—

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the /Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley U.S. Government Securities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009